PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

Administrative Class Prospectus, dated April 30, 2013,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Money Market Portfolio (the "Portfolio")

The following changes are effective July 1, 2013.

The Portfolio's fee table in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

Administrative Class
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	N/A
Total Annual Portfolio Operating Expenses (1)	0.32%

[1] To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The Portfolio's Example in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$33	$103	$180	$406

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

PIMCO Money Market Portfolio Administrative Class Prospectus, dated April 30, 2013,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Money Market Portfolio (the "Portfolio")

The following changes are effective July 1, 2013.

The Portfolio's fee table in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

Administrative Class
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	N/A
Total Annual Portfolio Operating Expenses (1)	0.32%

[1] To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The Portfolio's Example in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$33	$103	$180	$406

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

Administrative Class Prospectus, dated April 30, 2013,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Money Market Portfolio (the "Portfolio")

The following changes are effective July 1, 2013.

The Portfolio's fee table in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

Administrative Class
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	N/A
Total Annual Portfolio Operating Expenses (1)	0.32%

[1] To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The Portfolio's Example in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$33	$103	$180	$406

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

PIMCO Money Market Portfolio Administrative Class Prospectus, dated April 30, 2013,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Money Market Portfolio (the "Portfolio")

The following changes are effective July 1, 2013.

The Portfolio's fee table in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

Administrative Class
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	N/A
Total Annual Portfolio Operating Expenses (1)	0.32%

[1] To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The Portfolio's Example in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$33	$103	$180	$406

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (PIMCO Money Market Portfolio), Administrative Class)	0 Months Ended
Apr. 30, 2013
(PIMCO Money Market Portfolio) | Administrative Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.32% [1]

[1]	To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

Expense Example (dei_DocumentInformationDocumentAxis, (PIMCO Money Market Portfolio), Administrative Class, USD $)	0 Months Ended
Apr. 30, 2013
(PIMCO Money Market Portfolio) | Administrative Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	$ 406

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001047304
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 22, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

Administrative Class Prospectus, dated April 30, 2013,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Money Market Portfolio (the "Portfolio")

The following changes are effective July 1, 2013.

The Portfolio's fee table in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

Administrative Class
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	N/A
Total Annual Portfolio Operating Expenses (1)	0.32%

[1] To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The Portfolio's Example in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$33	$103	$180	$406

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

PIMCO Money Market Portfolio Administrative Class Prospectus, dated April 30, 2013,

as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Money Market Portfolio (the "Portfolio")

The following changes are effective July 1, 2013.

The Portfolio's fee table in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

Administrative Class
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	N/A
Total Annual Portfolio Operating Expenses (1)	0.32%

[1] To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.

The Portfolio's Example in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$33	$103	$180	$406

(PIMCO Money Market Portfolio) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	406
[1]	To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.